30-Sep-2005

FORM 13F Cover Page

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
Institutional Investment Manager filing this Report :
Report for the calendar Year or Quarter Ended:
This Amendment (Check only one.) : [


Signature
/S/Jeffrey Hiller

Check here If Amendment [ ]; Amendment Number :
] is a restatement.
[ ] adds new holdings entries.

Name: IQ Investment Advisors, LLC

Address: 4 World Financial Center
5th Floor
New York, N.Y.10080
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jeffrey Hiller
Title: Chief Compliance Officer
Phone: (609) 282-1271

30-Sep-2005 IQ Investment Advisors LLC.

[ ] 13F HOLDINGS REPORT.

IQ Investment Advisors, LLC ("IQ") is an indirect
Subsidiary of Merrill Lynch & Co., Inc. ("ML&Co."). The securities positions of IQ reported herein are also being reported on behalf of ML&Co. which may be deemed to share with IQ investment discretion with respect to such positions.

Report Type (Check only one.) :
Plainsboro, New Jersey 08536
City, State
Date

List of other Managers Reporting for this Manager:
Merrill Lynch Investment Managers, L.P.
Nuveen Asset Management, Inc..
PEA Capital LLC
[ ] 13F NOTICE. X
[ ] 13F COMBINATION REPORT.
30-Sep-2005 IQ Investment Advisors LLC.